Dispositions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest	$ 124.3	$ 104.4	$ 88.5
Payments for Removal Costs	$ 0.0	14.5	$ 0.0
Beckjord [Member]
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest		(12.4)
Payments for Removal Costs		$ (14.5)